PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 8,752	$ 6,266	$ 8,508
Property Plant And Equipment Pledged For Short Term Loans	991	1,014
Property Plant And Equipment Pledged For Long Term Loans	1,703	1,157
Property Plant And Equipment Pledged For Line Of Credit	$ 3,209	$ 3,976